Quarterly Holdings Report
for
Fidelity® Diversified International Fund
January 31, 2025
DIF-NPRT1-0425
1.813063.120
Common Stocks - 97.1%
	Shares	Value ($)
AUSTRALIA - 0.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	726,072	18,093,286
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd	1,894,400	88,088,923
TOTAL AUSTRALIA		106,182,209
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	472,562	92,262,381
BRAZIL - 0.3%
Financials - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	2,258,100	13,063,947
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA	2,638,100	24,453,227
TOTAL BRAZIL		37,517,174
CANADA - 5.5%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	1,872,409	98,880,098
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp	1,164,036	57,563,056
Canadian Natural Resources Ltd	3,440,265	104,508,687
Imperial Oil Ltd	1,157,289	76,977,416
MEG Energy Corp	1,400,869	22,969,490
South Bow Corp	516,646	12,363,813
		274,382,462
Industrials - 0.4%
Professional Services - 0.4%
Thomson Reuters Corp	312,488	52,512,432
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	37,747	123,447,378
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	50,399	3
Lumine Group Inc Subordinate Voting Shares (b)(c)	151,431	4,016,696
		127,464,077
Materials - 0.7%
Metals & Mining - 0.7%
Franco-Nevada Corp	557,848	75,834,472
TOTAL CANADA		629,073,541
CHINA - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	464,900	17,758,037
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	249,319	51,995,478
TOTAL CHINA		69,753,515
CONGO DEMOCRATIC REPUBLIC OF - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Ivanhoe Mine Ltd Class A (b)	5,981,365	64,244,062
DENMARK - 3.2%
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	2,822,639	238,300,368
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	609,253	121,371,887
TOTAL DENMARK		359,672,255
FRANCE - 8.9%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	275,464	201,475,634
Consumer Staples - 0.1%
Food Products - 0.1%
Danone SA	325,051	22,768,185
Financials - 1.0%
Capital Markets - 0.2%
Amundi SA (c)(d)	348,442	24,580,214
Insurance - 0.8%
AXA SA	2,255,740	85,576,368
TOTAL FINANCIALS		110,156,582

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	449,808	123,983,809
Industrials - 2.4%
Aerospace & Defense - 1.8%
Safran SA	469,243	116,323,654
Thales SA	520,621	84,308,397
		200,632,051
Electrical Equipment - 0.6%
Legrand SA	726,977	74,117,360
TOTAL INDUSTRIALS		274,749,411

Information Technology - 1.3%
IT Services - 1.0%
Alten SA	67,500	6,249,687
Capgemini SE	608,880	110,643,486
		116,893,173
Software - 0.3%
Dassault Systemes SE	911,802	35,598,426
TOTAL INFORMATION TECHNOLOGY		152,491,599

Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	764,262	133,502,646
TOTAL FRANCE		1,019,127,866
GERMANY - 10.0%
Financials - 4.5%
Capital Markets - 1.1%
Deutsche Boerse AG	505,596	124,901,377
Insurance - 3.4%
Allianz SE	578,157	188,517,490
Hannover Rueck SE	298,863	78,843,293
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	206,648	112,009,908
		379,370,691
TOTAL FINANCIALS		504,272,068

Health Care - 1.7%
Biotechnology - 0.2%
BioNTech SE ADR (b)	246,752	30,540,495
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA (b)	2,246,439	86,156,952
Pharmaceuticals - 0.7%
Merck KGaA	530,923	80,144,165
TOTAL HEALTH CARE		196,841,612

Industrials - 0.8%
Aerospace & Defense - 0.0%
Rheinmetall AG	5,605	4,392,369
Electrical Equipment - 0.1%
Siemens Energy AG (b)	275,900	16,415,298
Industrial Conglomerates - 0.7%
Siemens AG	339,848	72,855,259
TOTAL INDUSTRIALS		93,662,926

Information Technology - 2.7%
Software - 2.7%
SAP SE	1,123,915	309,722,044
Materials - 0.3%
Construction Materials - 0.3%
Heidelberg Materials AG	278,595	39,436,021
TOTAL GERMANY		1,143,934,671
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd	3,992,168	28,065,527
INDIA - 1.5%
Financials - 1.3%
Banks - 1.1%
Axis Bank Ltd	1,021,900	11,586,084
HDFC Bank Ltd	5,488,704	107,501,057
		119,087,141
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (b)(c)(d)	1,336,312	23,639,359
TOTAL FINANCIALS		142,726,500

Industrials - 0.2%
Aerospace & Defense - 0.2%
Hindustan Aeronautics Ltd (c)	503,600	22,791,975
TOTAL INDIA		165,518,475
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	96,093,130	55,511,069
IRELAND - 0.5%
Industrials - 0.5%
Building Products - 0.5%
Kingspan Group PLC	801,509	55,958,970
ITALY - 3.0%
Financials - 2.2%
Banks - 2.2%
FinecoBank Banca Fineco SpA	3,552,090	67,766,013
UniCredit SpA	3,991,147	183,286,475
		251,052,488
Industrials - 0.8%
Electrical Equipment - 0.4%
Prysmian SpA	592,684	41,404,025
Machinery - 0.1%
Interpump Group SpA	495,561	23,504,422
Passenger Airlines - 0.3%
Ryanair Holdings PLC ADR	659,427	30,788,647
TOTAL INDUSTRIALS		95,697,094

TOTAL ITALY		346,749,582
JAPAN - 17.5%
Communication Services - 1.2%
Entertainment - 1.2%
Capcom Co Ltd	1,660,911	37,922,232
Nintendo Co Ltd	1,550,146	101,696,859
		139,619,091
Consumer Discretionary - 0.8%
Specialty Retail - 0.8%
Fast Retailing Co Ltd	263,985	86,945,391
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Trial Holdings Inc (b)	319,900	5,585,750
Personal Care Products - 0.1%
Rohto Pharmaceutical Co Ltd	652,805	11,066,819
TOTAL CONSUMER STAPLES		16,652,569

Financials - 3.0%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	5,097,264	125,612,421
Financial Services - 0.7%
ORIX Corp	3,738,285	78,963,141
Insurance - 1.2%
Tokio Marine Holdings Inc	4,094,419	135,047,740
TOTAL FINANCIALS		339,623,302

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,079,969	145,024,683
Industrials - 7.2%
Electrical Equipment - 0.9%
Fuji Electric Co Ltd	1,258,224	59,948,036
Mitsubishi Electric Corp	2,610,365	42,786,404
		102,734,440
Industrial Conglomerates - 2.7%
Hitachi Ltd	12,111,631	304,491,741
Machinery - 2.0%
Ebara Corp	1,432,946	23,603,697
IHI Corp	309,965	18,544,664
Kawasaki Heavy Industries Ltd	629,987	28,454,933
Mitsubishi Heavy Industries Ltd	10,582,130	154,872,085
		225,475,379
Professional Services - 0.3%
BayCurrent Inc	857,828	36,579,447
Trading Companies & Distributors - 1.3%
ITOCHU Corp	2,581,308	118,853,938
Mitsui & Co Ltd	1,742,725	34,491,995
		153,345,933
TOTAL INDUSTRIALS		822,626,940

Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.2%
Keyence Corp	53,792	23,168,688
IT Services - 0.5%
Fujitsu Ltd	2,782,007	53,803,351
Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp	13,900	4,022,983
Renesas Electronics Corp	4,055,196	54,317,243
Tokyo Electron Ltd	466,686	78,722,461
		137,062,687
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	3,554,132	78,301,433
TOTAL INFORMATION TECHNOLOGY		292,336,159

Materials - 1.3%
Chemicals - 1.3%
Shin-Etsu Chemical Co Ltd	4,629,842	143,535,441
TOTAL JAPAN		1,986,363,576
LUXEMBOURG - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
CVC Capital Partners PLC (b)(c)(d)	2,929,072	69,645,154
MEXICO - 0.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	3,918,600	10,158,633
NETHERLANDS - 5.1%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	46,369	30,609,913
Industrials - 2.3%
Professional Services - 1.7%
Wolters Kluwer NV	1,064,454	194,074,501
Trading Companies & Distributors - 0.6%
IMCD NV	400,515	62,905,831
TOTAL INDUSTRIALS		256,980,332

Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
ASML Holding NV depository receipt	344,791	254,907,435
BE Semiconductor Industries NV	322,781	41,756,170
		296,663,605
TOTAL NETHERLANDS		584,253,850
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	986,733	16,514,130
SPAIN - 2.2%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Industria de Diseno Textil SA	1,273,113	69,105,351
Financials - 1.6%
Banks - 1.6%
Banco Santander SA	19,121,590	97,988,699
CaixaBank SA	14,565,847	88,172,271
		186,160,970
TOTAL SPAIN		255,266,321
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	4,852,336	138,421,858
Industrials - 1.8%
Machinery - 1.8%
Atlas Copco AB A Shares	5,088,924	85,014,401
Indutrade AB	4,198,363	116,017,463
		201,031,864
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(e)	123,307	2,563,490
TOTAL SWEDEN		342,017,212
SWITZERLAND - 3.0%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA Series A	657,902	127,184,749
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	36,850	56,362,394
UBS Group AG	3,038,760	107,903,924
		164,266,318
Health Care - 0.5%
Pharmaceuticals - 0.5%
Galderma Group AG (b)	436,604	53,068,419
TOTAL SWITZERLAND		344,519,486
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,116,788	233,766,064
UNITED KINGDOM - 15.0%
Consumer Discretionary - 3.1%
Broadline Retail - 0.0%
B&M European Value Retail SA	2,135,782	8,582,674
Hotels, Restaurants & Leisure - 2.8%
Compass Group PLC	4,433,663	152,759,168
Flutter Entertainment PLC (United Kingdom) (b)	185,194	50,080,567
InterContinental Hotels Group PLC	874,333	116,584,784
		319,424,519
Leisure Products - 0.3%
Games Workshop Group PLC	161,362	29,130,592
TOTAL CONSUMER DISCRETIONARY		357,137,785

Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	373,542	11,127,983
Financials - 4.6%
Banks - 1.9%
HSBC Holdings PLC	1,644,100	17,171,182
Lloyds Banking Group PLC	115,555,452	88,846,656
NatWest Group PLC	15,566,035	82,992,793
Starling Bank Ltd Class D (a)(b)(e)	8,636,400	29,233,584
		218,244,215
Capital Markets - 2.7%
3i Group PLC	1,857,011	89,217,058
London Stock Exchange Group PLC	1,408,431	209,585,855
St James's Place PLC	446,100	5,829,878
		304,632,791
TOTAL FINANCIALS		522,877,006

Health Care - 2.0%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (c)(d)	5,782,926	17,710,517
Pharmaceuticals - 1.9%
Astrazeneca PLC	1,522,536	213,726,958
TOTAL HEALTH CARE		231,437,475

Industrials - 5.1%
Aerospace & Defense - 2.5%
BAE Systems PLC	8,851,136	133,795,880
Rolls-Royce Holdings PLC (b)	20,122,641	150,037,515
		283,833,395
Professional Services - 1.9%
RELX PLC (Netherlands)	4,235,683	211,707,620
Trading Companies & Distributors - 0.7%
Ashtead Group PLC	632,062	41,582,787
RS GROUP PLC	4,851,818	39,132,578
		80,715,365
TOTAL INDUSTRIALS		576,256,380

Real Estate - 0.1%
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	525,506	6,222,539
TOTAL UNITED KINGDOM		1,705,059,168
UNITED STATES - 12.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	64,155	35,192,225
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	4,106,040	134,820,810
Financials - 2.2%
Capital Markets - 0.6%
S&P Global Inc	134,503	70,131,209
Financial Services - 0.7%
Mastercard Inc Class A	150,479	83,580,551
Insurance - 0.9%
Marsh & McLennan Cos Inc	433,796	94,081,677
TOTAL FINANCIALS		247,793,437

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Alcon AG	1,547,345	142,238,510
Industrials - 2.7%
Electrical Equipment - 1.3%
Schneider Electric SE	564,880	143,267,570
Professional Services - 0.5%
Experian PLC	1,193,421	58,787,536
Trading Companies & Distributors - 0.9%
Ferguson Enterprises Inc (United Kingdom)	588,437	106,230,203
TOTAL INDUSTRIALS		308,285,309

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Inc	1,021,786	115,318,768
Materials - 3.4%
Chemicals - 1.0%
Linde PLC	253,165	112,941,970
Construction Materials - 2.4%
CRH PLC (United Kingdom)	1,284,554	128,181,986
Holcim AG	1,384,616	138,771,780
		266,953,766
TOTAL MATERIALS		379,895,736

TOTAL UNITED STATES		1,363,544,795
TOTAL COMMON STOCKS (Cost $7,361,209,985)		11,084,679,686

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(e)	79,275	14,582,776
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(b)(e)	2,976,172	41,309,268
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,930,285)		55,892,044

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $251,922,247)	4.37	251,872,829	251,923,203

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $7,666,062,517)	11,392,494,933
NET OTHER ASSETS (LIABILITIES) - 0.2%	20,944,603
NET ASSETS - 100.0%	11,413,439,536

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $162,383,915 or 1.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,575,244 or 1.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $87,689,118 or 0.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International Ab	5/14/21 - 10/30/24	8,153,900

Starling Bank Ltd Class D	6/18/21	15,440,896

Wasabi Holdings Inc Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	433,786,100	453,574,135	635,437,032	5,441,443	-	-	251,923,203	251,872,829	0.4%
Fidelity Securities Lending Cash Central Fund	81,050,500	188,606,492	269,656,992	51,295	-	-	-	-	0.0%
Total	514,836,600	642,180,627	905,094,024	5,492,738	-	-	251,923,203	251,872,829

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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